Pension and other long-term benefit commitments, Retirement Benefit Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Defined benefit pension arrangements [Abstract]
Current service charge	$ 11.3	$ 10.4	$ 9.0
Changes in other long-term benefits	1.4	0.0	0.0
Charge to operating loss	12.7	10.4	9.0
Current service charge - discontinued operations	0.0	0.0	0.1
Interest on defined benefit liabilities	2.6	3.1	4.2
Interest on defined benefit assets	(1.1)	(1.3)	(1.8)
Charge to finance costs	1.5	1.8	2.4
Total continuing charge to loss for the year	14.2	12.2	11.5
Movements in equity [Abstract]
Actuarial return on assets excluding amounts included in interest income	20.7	1.8	5.9
Re-measurements - actuarial gains/(losses) [Abstract]
Demographic	1.3	0.0	(1.6)
Financial	9.8	(0.6)	(38.8)
Experience	1.6	3.0	8.4
Re-measurements actuarial gains/(losses)	12.7	2.4	(32.0)
Reclassification from defined contribution scheme or other assets and liabilities to defined benefit scheme	0.0	(4.6)	0.0
Movement in the year	33.4	(0.4)	(26.1)
Continuing operations	33.4	(0.4)	(26.2)
Discontinued operation	0.0	0.0	0.1
Movement in the year	$ 33.4	$ (0.4)	$ (26.1)